Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)		Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total							$ 1,248,550,410
Newmont Corporation [Member]
Total		$ 813,140,567	$ 201,253,851	$ 19,748,854	$ 4,154,515	$ 16,823,787	1,055,121,573
Newmont Corporation [Member] | Cerro Negro [Member]
Total	[1]	42,612,011	15,290,074	211,371	1,466,357	12,987,294	72,567,107
Newmont Corporation [Member] | Australian Regional Office (Perth) [Member]
Total	[1]	209,814,803		1,172,324			210,987,126
Newmont Corporation [Member] | Boddington [Member]
Total	[1]	82,590,743	55,528,264	4,479,252	36,690		142,634,950
Newmont Corporation [Member] | Tanami [Member]
Total	[1]	115,376,120		323,626			115,699,746
Newmont Corporation [Member] | Barbados Office [Member]
Total	[1]	312,354					312,354
Newmont Corporation [Member] | North America Regional Office (Vancouver) [Member]
Total	[1]			102,267			102,267
Newmont Corporation [Member] | Coffee [Member]
Total	[1]			95,105	411,784		506,889
Newmont Corporation [Member] | Eleonore [Member]
Total	[1]	7,243,941	876,638	638,135	273,271		9,031,985
Newmont Corporation [Member] | Musselwhite [Member]
Total	[1]	13,226	5,469,655	277,111	58,238		5,818,230
Newmont Corporation [Member] | Porcupine Gold Mines [Member]
Total	[1]	2,449,752	6,066,251	247,690	17,726		8,781,419
Newmont Corporation [Member] | Galore Creek [Member]
Total	[1]	12,562		233,324			245,886
Newmont Corporation [Member] | Norte Abierto [Member]
Total	[1]	2,438,067					2,438,067
Newmont Corporation [Member] | Nueva Union [Member]
Total	[1]	566,106					566,106
Newmont Corporation [Member] | Santiago Office [Member]
Total	[1]	634,483		94,878			729,361
Newmont Corporation [Member] | Ahafo [Member]
Total	[1]	133,633,004	45,203,128	1,317,711	382,319	2,744,295	183,280,456
Newmont Corporation [Member] | Akyem [Member]
Total	[1]	90,809,904	27,556,657	720,283		980,400	120,067,244
Newmont Corporation [Member] | Marlin [Member]
Total	[1]				108,468	111,798	220,265
Newmont Corporation [Member] | Mexico City Office [Member]
Total	[1]	3,647,404					3,647,404
Newmont Corporation [Member] | Penasquito [Member]
Total	[1]	94,986,602	8,259,957	2,278,017	558,254		106,082,831
Newmont Corporation [Member] | Lima Office [Member]
Total	[1]			428,814			428,814
Newmont Corporation [Member] | Yanacocha [Member]
Total	[1]	7,844,412	649,084	4,074,247	196,580		12,764,323
Newmont Corporation [Member] | Merian [Member]
Total	[1]	9,551,823	36,354,143		644,829		46,550,795
Newmont Corporation [Member] | Cripple Creek & Victor ("CC&V") [Member]
Total	[1]	8,497,608					8,497,608
Newmont Corporation [Member] | Corporate Office (Denver) [Member]
Total	[1]	105,643		3,054,698			3,160,340
Newcrest Mining Limited [Member]
Total		116,287,184	56,341,464	8,646,971	5,099,647	7,053,571	193,428,837
Newcrest Mining Limited [Member] | Corporate Office (Denver) [Member]
Total	[2]	6,863,268		250,616			7,113,884
Newcrest Mining Limited [Member] | Australian Regional Office (Melbourne) [Member]
Total	[2]	92,952,764		321,356			93,274,119
Newcrest Mining Limited [Member] | Cadia [Member]
Total	[2]		28,692,406	3,260,299		46,474	31,999,178
Newcrest Mining Limited [Member] | Havieron [Member]
Total	[2]			171,805			171,805
Newcrest Mining Limited [Member] | Telfer [Member]
Total	[2]		9,782,913	4,385,360			14,168,273
Newcrest Mining Limited [Member] | Brucejack [Member]
Total	[2]	2,303,708	177,141	219,165	87,173		2,787,188
Newcrest Mining Limited [Member] | Red Chris [Member]
Total	[2]	29,326	1,518,028	37,061	61,466		1,645,882
Newcrest Mining Limited [Member] | Lihir [Member]
Total	[2]	$ 14,138,118	$ 16,170,976		$ 4,951,008	$ 7,007,097	42,267,199
Newcrest Mining Limited [Member] | Wafi Golpu [Member]
Total	[2]			$ 1,309			$ 1,309

[1]
Balances in currencies different than USD are automatically converted into USD at the official exchange rate of the date of the transaction. This conversion is automatically performed by the accounting system (SAP) used by Newmont Corporation. For reference purposes, the average FX for fiscal year 2023 are as follows: 1USD : 1.3495 CAD; 1USD : 1.5062 AUD; 1USD : 7.8337 GTQ; 1USD: 273.0550 ARS; 1USD : 11.6662 GHS; 1USD : 36.6237 SRD; and 1USD : 17.7634 MXN.

[2]
Balances in currencies different than USD are automatically converted into USD at the official exchange rate of the date of the transaction. This conversion is automatically performed by the accounting system (SAP) used by Newmont Corporation. For reference purposes, the average FX for fiscal year 2023 are as follows: 1USD : 1.3495 CAD; 1USD : 1.5062 AUD; and 1USD : 3.5902 PGK.